Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2021
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥6,006	¥16,888	¥1,973	¥1,933	¥26,800
Payables under securities lending transactions	789	26	28	—	843
Obligations to return securities received as collateral	5,607	278	528	169	6,582
Total	¥12,402	¥17,192	¥2,529	¥2,102	¥34,225

	September 30, 2021
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥11,260	¥12,161	¥2,444	¥1,855	¥27,720
Payables under securities lending transactions	779	—	64	67	910
Obligations to return securities received as collateral	5,485	195	143	152	5,975
Total	¥17,524	¥12,356	¥2,651	¥2,074	¥34,605

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2021 and September 30, 2021 was as follows:

	March 31, 2021
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,754	¥104	¥4,022	¥11,880
Foreign government and official institution bonds	13,914	17	738	14,669
Corporate bonds	702	1	214	917
Residential mortgage-backed securities	3,729	—	—	3,729
Other debt securities	218	—	5	223
Marketable equity securities	462	721	1,603	2,786
Other	21	—	—	21
Total	¥26,800	¥843	¥6,582	¥34,225

	September 30, 2021
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥7,362	¥44	¥3,384	¥10,790
Foreign government and official institution bonds	14,171	17	794	14,982
Corporate bonds	712	67	260	1,039
Residential mortgage-backed securities	4,747	—	—	4,747
Other debt securities	245	—	1	246
Marketable equity securities	444	776	1,527	2,747
Other	39	6	9	54
Total	¥27,720	¥910	¥5,975	¥34,605